Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount Registered | shares	18,147,386
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 212,868,837.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,397.19
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the Ordinary Shares that may become issuable by reason of any share split, share dividend, recapitalization or other similar transaction.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Ordinary Shares on The Nasdaq Stock Market LLC on October 29, 2025.

The Registrant does not have any fee offsets to claim.